UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	03-31-2004

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Martin Christ
Title:	Vice President Investor Relations
Phone:	216-765-1722

Signature, Place, and Date of Signing:
		Highland Hills, Ohio		05-13-2004


Report Type:	13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$46,644


List of Other Included Managers		NONE


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Verus Investment Management









31-Mar-04



















NAME OF
TITLE OF

 VALUE
SHRS OR
INVESTMENT
OTHER
VOTING AUTHORITY
ISSUER
CLASS
CUSIP
 (x $1000)
PRN AMT
DISCRETION
MANAGERS
SOLE
SHARED
NONE
AVI Biopharma Inc
com
002346104
           144
47505
Sole

47505


Abraxas Petroleum Corp
com
003830106
           199
75200
Sole

75200


Agnico Eagle Mines Ltd
com
008474108
        5,421
363100
Sole

363100


Alderwoods Group Inc
com
014383103
           222
21421
Sole

21421


Allegheny Energy Inc
com
017361106
        1,156
84300
Sole

84300


Asyst Techcologies Inc
com
04648X107
           133
16150
Sole

16150


Cellegy Pharmaceuticals
com
15115L103
             71
17930
Sole

17930


Century Business Svcs
com
156490104
             92
18733
Sole

18733


Chesapeake Energy Corp
com
165167107
        3,972
296390
Sole

296390


Cincinnati Financial
com
172062101
        1,649
37945
Sole

37945


Curagen Corp
com
23126R101
           779
124820
Sole

124820


Diamond Offshr Drillng
com
25271C102
        2,760
114090
Sole

114090


Discovery Laboratories
com
254668106
        1,092
90088
Sole

90088


Enbridge Energy Partners LP
com
29250R106
           241
4710
Sole

4710


FTI Consulting Inc
com
302941109
        1,936
116200
Sole

116200


Fairmont Hotels & Resorts
com
305204109
           446
17720
Sole

17720


First Union Real Estate
com
337400105
             42
13500
Sole

13500


Genesis Energy L.P.
com
371927104
           144
11580
Sole

11580


GlobalSantaFe Corp
com
G3930E101
        1,042
37510
Sole

37510


Guilford Pharmaceuticals
com
401829106
           165
22680
Sole

22680


Gulfmark Offshore Inc
com
402629109
           181
11493
Sole

11493


Input/Output Inc.
com
457652105
        1,096
141430
Sole

141430


Key Energy Services Inc
com
492914106
        1,018
92590
Sole

92590


Knightsbridge Tankers
com
G5299G106
        1,229
57780
Sole

57780


Layne Christensen Co
com
521050104
           361
24636
Sole

24636


NN Inc
com
629337106
           230
19668
Sole

19668


Newmont Mining Corp
com
651639106
           313
6720
Sole

6720


Newpark Resources
com
651718504
             86
16610
Sole

16610


Noble Corp
com
G65422100
           242
6290
Sole

6290


Nordic Amer Tanker
com
G65773106
        1,414
55270
Sole

55270


Ohio Casualty Corp
com
677240103
           557
27854
Sole

27854


On Assignment Inc
com
682159108
           261
46630
Sole

46630


Palatin Technologies Inc
com
696077304
             79
19030
Sole

19030


Parker Drilling Co
com
701081101
           218
52330
Sole

52330


Partnerre Ltd
com
G6852T105
           644
11410
Sole

11410


Penn Treaty American
com
707874103
           105
48970
Sole

48970


Petro-Canada
com
71644E102
           909
20730
Sole

20730


Phoenix Companies Inc
com
71902E109
        1,767
131800
Sole

131800


Photronics Inc
com
719405102
        1,340
75700
Sole

75700


Placer Dome Inc
com
725906101
        4,681
260500
Sole

260500


Pope & Talbot Inc
com
732827100
           370
21530
Sole

21530


Prime Medical Svcs Inc
com
74156D108
             63
11500
Sole

11500


Prudential Financial Inc
com
744320102
        1,323
29550
Sole

29550


Regeneration Tech
com
75886N100
           173
15270
Sole

15270


Shaw Communications
com
82028K200
           514
31500
Sole

31500


Sipex Corp
com
829909100
           234
37156
Sole

37156


Southwest Airlines Co
com
844741108
           290
20400
Sole

20400


Spectranetics Corp
com
84760C107
           197
37886
Sole

37886


Stoneridge Inc
com
86183P102
           321
22250
Sole

22250


Transocean Inc
com
G90078109
        3,053
109450
Sole

109450


Universal Amer Financial Crp
com
913377107
           138
11505
Sole

11505


Verso Technologies Inc
com
925317109
           285
172620
Sole

172620


Vitalworks Inc
com
928483106
             82
21670
Sole

21670


WebMD Corp
com
94769M105
             95
10690
Sole

10690


Whiting Petroleum Corp
com
966387102
           661
28040
Sole

28040


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